Financial instruments - Financial assets at amortized cost (Details) - Financial assets at amortized cost - GBP (£) £ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial assets
Carrying value	£ 42,553	£ 71,731
Fair value	42,553	71,731
Cash and cash equivalents
Financial assets
Carrying value	22,556	48,680
Fair value	22,556	48,680
Trade and other receivables
Financial assets
Carrying value	18,297	21,351
Fair value	18,297	21,351
Restricted cash
Financial assets
Carrying value	1,700	1,700
Fair value	£ 1,700	£ 1,700